Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of Future Minimum Remaining Rental Payments	Approximate future minimum remaining rental payments due under these leases are as follows:
Year Ending:
2022	$175
2023	$184
2024	$184
2025	$123

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of December 31, 2021 were as follows:
Year Ending:
2022	$180
2023	$191
2024	$191
2025	$127
Thereafter	$689
Less imputed interest:	$(78)
Total lease liabilities	$611